Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 69	$ 70	$ 69	$ 210	$ 207
Past service cost					(32)
Net interest (income) expense	(4)	(4)	(2)	(12)	(7)
Special termination benefits					9
Plan administration costs	2	2	2	6	6
Net defined benefit plan expense recognized in net income	67	68	69	204	183
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2	2	3	6	10
Past service cost					(1)
Net interest (income) expense	4	4	5	12	15
Net defined benefit plan expense recognized in net income	$ 6	$ 6	$ 8	$ 18	$ 24